             HARTFORD LEADERS SOLUTION PLUS (SERIES I OR SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 6, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

The following Annual Fund Operating Expenses for the MFS(R) Value Series Fund in the Fee Table along with the corresponding footnote is replaced with the following:

                         Annual Fund Operating Expenses

                            As of the Fund's Year End
                         (As a percentage of net assets)

                                                               12b-1
                                                           DISTRIBUTION                 TOTAL FUND
                                           MANAGEMENT         AND/OR           OTHER    OPERATING
                                              FEES        SERVICING FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------------------------
MFS(R) Value Series - Initial Class (3)       0.75%            N/A             0.15%       0.90%
--------------------------------------------------------------------------------------------------

(3) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series. Without these reductions, Total Fund Operating Expenses would have been:

                                                               12b-1
                                                           DISTRIBUTION                 TOTAL FUND
                                           MANAGEMENT         AND/OR           OTHER    OPERATING
                                              FEES        SERVICING FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------------------------
MFS(R) Value Series - Initial Class           0.75%            N/A             2.19%       2.94%
--------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4272
333-91927